Lease (Details) - Schedule of Operating Lease Costs $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Lease (Details) - Schedule of Operating Lease Costs [Line Items]
Operating lease cost	$ 475
Variable lease cost	22
Total net lease costs	$ 497